SHARE-BASED PAYMENTS - ESOP Summarized (Details) - Employee Stock Option Plan	12 Months Ended
	Mar. 31, 2019 CAD ($) shares	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	6,504,125	6,155,525	5,541,625
Weighted average remaining contractual life	4 years 8 months 5 days
Weighted average exercise price	$ 20.41	$ 17.31	$ 14.51
Exercisable (in shares) | shares	2,082,325	1,744,125
Exercisable	$ 16.36	$ 14.12
$9.69 to $11.02
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	179,725
Weighted average remaining contractual life	11 months 1 day
Weighted average exercise price	$ 10.76
Exercisable (in shares) | shares	179,725
Exercisable	$ 10.76
$14.61 to $16.15
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	2,755,125
Weighted average remaining contractual life	3 years 7 months 17 days
Weighted average exercise price	$ 15.65
Exercisable (in shares) | shares	1,496,500
Exercisable	$ 15.47
$20.86 to $27.15
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding | shares	3,569,275
Weighted average remaining contractual life	5 years 8 months 5 days
Weighted average exercise price	$ 24.56
Exercisable (in shares) | shares	406,100
Exercisable	$ 22.14
Bottom of range | $9.69 to $11.02
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	9.60
Bottom of range | $14.61 to $16.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	12.65
Bottom of range | $20.86 to $27.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	20.86
Top of range | $9.69 to $11.02
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	11.02
Top of range | $14.61 to $16.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	14.66
Top of range | $20.86 to $27.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 22.26